Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of related party transactions (accrued interest)

	December 31, 2022	December 31, 2021
Accrued interest payable – Mr. Gibbs	$12,130	$6,597
Accrued interest payable – Mr. Lavigne	1,517	–
Accrued interest payable – Mr. Schifrin	9,380	5,629
Accrued interest payable – Mr. Malhotra	1,841	1,041
	$24,868	$13,268